N-2	Oct. 27, 2022
Cover [Abstract]
Entity Central Index Key	0000913341
Amendment Flag	false
Securities Act File Number	000-23423
Document Type	8-K
Entity Registrant Name	C & F FINANCIAL CORPORATION
Entity Address, Address Line One	3600 La Grange Parkway
Entity Address, City or Town	Toano
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23168
City Area Code	804
Local Phone Number	843-2360
Entity Emerging Growth Company	false